Income Taxes (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Line Items]
Balance at beginning of year	$ 44,320	$ 40,966	$ 38,347
Additions -Charges to earnings	7,077	6,640	5,445
Deductions-Charges to earnings	(275)	0	(1,407)
Expiration And Forfeitures	(998)	(2,141)	(187)
Others (Note)	1,118	(1,145)	(1,232)
Balance at end of year	$ 51,242	$ 44,320	$ 40,966